Revenue from Contracts With Customers	12 Months Ended
Dec. 31, 2024
Yerbae Brands Corp [Member]
Restructuring Cost and Reserve [Line Items]
Revenue from Contracts With Customers

NOTE 3 - REVENUE FROM CONTRACTS WITH CUSTOMERS

The Company is in the business of manufacturing plant-based beverages and derives its revenues from one primary source-product sales. Revenue from contracts with customers is recognized when control of the goods are transferred to the customer at an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods.

The Company recognizes revenue in accordance with the five-step model outlined in ASC 606-Revenue from Contracts with Customers. Specifically, the Company recognizes revenue from the sale of Yerbaé product to our customers by applying the following steps:

1.	Identify the contract(s) with a customer
2.	Identify the performance obligations in the contract
3.	Determine the transaction price
4.	Allocate the transaction price to the performance obligations in the contract
5.	Recognize revenue when (or as) the entity satisfies a performance obligation

The Company’s contracts with customers contain a single performance obligation consisting of providing Yerbaé energy drinks. As it pertains to the single performance obligation, the Company does not recognize any contract assets or contract liabilities as it does not: (1) have a right to consideration in exchange for goods or services that the entity has transferred to a customer when the right is conditioned on something other than the passage or (2) receive payment prior to performing.

The Company typically satisfies its performance obligations at a point time upon the occurrence of delivery of the product to the customer. Further, payment is typically received within 60 days after product delivery and does not include a significant financing component.

The Company’s contracts with customers include variable consideration including customer rebates and quick pay discounts. The Company estimates variable consideration, which it does not consider to be constrained, using either the most likely amount or expected value methods depending on the type of variable consideration.

The Company only provides refunds for products that are damaged during delivery to the customer. However, instances of refunds are rare and have not historically had a material impact on the Company’s results of operations. Finally, Yerbaé has made an accounting policy election to exclude from the measurement of the transaction price all taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction and collected by the entity from a customer.

In addition to variable consideration, the Company also provides payments to certain customers for slotting fees. In accordance with the guidance in ASC 606-10-32, the Company determined that the payment is not in exchange for a distinct good or service and it is therefore recognized as a reduction to the transaction price. As the slotting fee payment covers the life of the contract with a customer, the initial payment is recognized as an asset and is amortized as a reduction to revenue on a rational and reasonable basis over the estimated life of the contract.

Costs to Obtain a Contract with a Customer

The Company does not recognize any assets related to either costs to obtain or fulfill a contract with a customer. We incur certain delivery costs prior to transferring control of Yerbaé product to the customers (i.e. outbound freight). In accordance with the guidance in ASC 606-10-25, those costs are recognized as a fulfillment cost as they are provided prior to transferring control of the Yerbaé product to the customer (i.e. akin to shipping and handling). Further, the costs are classified in general and administrative within the consolidated statement of operations and comprehensive loss.

Customer Concentration

Revenues from two customers represented $2,318,289 or 39% of total revenues and $230,276 or 4% of total revenues for the year ended December 31, 2024. In addition, revenues from two customers represented $7,069,600 or 59% of total revenues and $1,338,081 or 11% of total revenues for the year ended December 31, 2023.